Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating activities
Net earnings (loss)	$ 101,743	$ 47,900	$ (7,855)
Net loss from discontinued operations			576
Items not affecting cash:
Depreciation and amortization	50,926	47,886	46,383
Goodwill impairment charge			29,583
Deferred income tax	(64,512)	(7,440)	(3,178)
Loss (earnings) from equity method investments	3,475	4,046	(1,548)
Stock option expense	2,335	2,761	2,649
Other	7,611	(3,927)	1,635
Incremental tax benefit on stock options exercised	(465)	(63)	(188)
Changes in non-cash working capital:
Accounts receivable	(22,452)	(39,078)	(38,301)
Inventories	(2,359)	299	1,114
Prepaid expenses and other current assets	(1,796)	1,348	(2,614)
Accounts payable	10,956	4,603	3,383
Accrued liabilities	(7,325)	66,184	49,063
Income tax payable	(1,383)	(3,331)	3,271
Unearned revenues	(2,946)	764	(6,203)
Other liabilities	6,406	(6,901)	5,527
Discontinued operations			(2,248)
Net cash provided by operating activities	80,214	115,051	81,049
Investing activities
Acquisitions of businesses, net of cash acquired (note 3)	(22,975)	(34,710)	(16,831)
Investment in equity securities (note 8)			(13,955)
Purchases of fixed assets	(37,400)	(32,460)	(24,234)
Changes in restricted cash	(156)	702	5,201
Other investing activities	1,685	343	2,925
Discontinued operations			1,343
Net cash used in investing activities	(58,846)	(66,125)	(45,551)
Financing activities
Increase in long-term debt	207,816	86,540	110,162
Repayment of long-term debt	(133,854)	(84,793)	(143,965)
Issuance of convertible debentures			77,000
Financing fees paid		(128)	(3,801)
Purchases of non-controlling interests	(56,621)	(39,058)	(42,602)
Sale of interests in subsidiaries to non-controlling interests	1,014	848	356
Contingent acquisition consideration paid	(1,623)	(318)
Proceeds received on exercise of stock options	5,190	4,551	2,526
Incremental tax benefit on stock options exercised	465	63	188
Dividends paid to preferred shareholders	(9,971)	(10,101)	(10,101)
Distributions paid to non-controlling interests	(10,617)	(8,654)	(13,293)
Repurchases of Subordinate Voting Shares	(20,308)
Repurchases of Preferred Shares	(3,746)
Net cash used in financing activities	(22,255)	(51,050)	(23,530)
Effect of exchange rate changes on cash	(1,673)	2,705	7,761
(Decrease) increase in cash and cash equivalents	(2,560)	581	19,729
Cash and cash equivalents, beginning of year	100,359	99,778	79,642
Amounts held by discontinued operations, beginning of year			407
	100,359	99,778	80,049
Cash and cash equivalents, end of year	$ 97,799	$ 100,359	$ 99,778